Note 7 - Capital Stock and Reserves - Warrant Derivative Liability (Details) - Unit warrants expiring August 24, 2028 [member]	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 $ / shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2024 $ / shares	Aug. 24, 2023 CAD ($) shares	Aug. 24, 2023 $ / shares	Mar. 31, 2023 shares
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	800,000		800,000		800,000		0
Warrant price at valuation date (in dollars per share) | $ / shares		$ 0.28		$ 0.61		$ 0.76
Exchange rate	1.43835		1.35397		1.3546
Fair value of warrants outstanding (derivative liability) | $	$ 325,068		$ 656,946		$ 823,597